Investments in infrastructure projects from financial asset model concessions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Infrastructure proyect long term receivables [Line Items]
Infrastructure project receivables	€ 153	€ 162
Long term infrastructure project receivables [Member]
Infrastructure proyect long term receivables [Line Items]
Infrastructure project receivables	149	158	€ 162
Increase decrease in investments in infrastructure projects receivables additions	8	6
Increase decrease in investments in infrastructure projects receivables disposals	(14)	(14)
Increase decrease in investments in infrastructure projects receivables foreign exchange rate	€ (3)	€ 3